Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Accounts Receivable [Table Text Block]

	June 30,		December 31
	2013	2013	2012
	USD‘000	RMB‘000	RMB‘000
Accounts receivable	175,275	1,075,734	731,839
Less: allowance for doubtful accounts	(4,683)	(28,741)	(26,871)
Accounts receivable, net	170,592	1,046,993	704,968

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]

An analysis of the allowance for doubtful accounts is as follows:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	RMB’000	RMB’000	RMB’000	RMB’000
Beginning Balance	26,911	75,617	26,871	75,617
Additional allowance for doubtful accounts	1,830	–	1,870	–
Ending Balance	28,741	75,617	28,741	75,617